Property, Plant and Equipment (Changes in the Liability for Transmission and Distribution Asset Removal Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Liability for Transmission and Distribution Asset Removal Costs [Roll Forward]
Balance at January 1	$ 143.6	$ 139.1
Additions	15.6	14.8
Settlements	(20.4)	(10.3)
Balance at December 31	$ 138.8	$ 143.6